UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-485-8586

Date of fiscal year end: June 30

Date of reporting period: July 1, 2020 – December 31, 2020

Item 1.	Report to Shareholders.
(a)

SEMI-ANNUAL REPORT

DECEMBER 31, 2020

International High Dividend | High Dividend Equity | Small Cap Value

Value | Emerging Markets High Dividend | Enhanced Equity Income

Cullen Funds Trust	Shareholder Letter
December 31, 2020 (Unaudited)

March 1, 2021

Retail Class Performance for the six months ended December 31, 2020 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), Cullen Small Cap Value Fund (“Small Cap Fund”), Cullen Value Fund (“Value Fund”), Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”), and Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen High Dividend Equity Fund	15.21%
S&P 500 Index	22.16%
Cullen International High Dividend Fund	16.96%
MSCI EAFE Index	21.61%
Cullen Small Cap Value Fund	41.06%
Russell 2000 Value Index	36.77%
Cullen Value Fund	17.27%
S&P 500 Index	22.16%
Cullen Emerging Markets High Dividend Fund	28.37%
MSCI Emerging Markets Index	31.14%
Cullen Enhanced Equity Income Fund	15.45%
CBOE S&P 500 BuyWrite Index	14.56%

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages 26-36 of this semi-annual report. Past performance is no guarantee of future results.

Portfolio Review - High Dividend Fund

The High Dividend Fund’s performance versus the S&P 500 Index during the period was primarily due to the Fund’s stock selection in Information Technology and Industrials as well as an overweight allocation to Energy which was the worst performing sector in the period. Stock selection within Consumer Discretionary and Utilities partially offset relative performance.

Portfolio Review - International High Dividend Fund

The International High Dividend Fund’s performance versus the MSCI EAFE Index during the period was primarily due to the Fund’s stock selection in Communication Services and Consumer Discretionary. Partially offsetting relative performance during the period was the Fund’s stock selection within Information Technology and Materials.

Portfolio Review - Small Cap Fund

The Small Cap Fund’s performance versus the Russell 2000 Value Index during the period was primarily due to stock selection within Industrials and Financials as well as the Fund’s underweight exposure to Utilities, a sector the Fund has no holdings in. Partially offsetting relative performance was the Fund’s stock selection in Consumer Discretionary and Information Technology.

Portfolio Review - Value Fund

The Value Fund’s performance versus the S&P 500 Index during the period was primarily due to stock selection in Industrials and Information Technology as well as an overweight allocation to Energy which was the worst performing sector in the period. The Fund’s stock selection in Communication Services along with an overweight allocation to Financials partially offset relative performance.

Portfolio Review - Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s performance versus the MSCI Emerging Markets Index during the period was primarily due to stock selection within the Information Technology sector as well as an overweight allocation to Real Estate. Partially offsetting relative performance was the Fund’s stock selection in Industrials and Materials as well as an underweight allocation to Communication Services.

Portfolio Review - Enhanced Equity Income Fund

The Enhanced Equity Income Fund’s performance versus the CBOE S&P 500 BuyWrite Index during the period was primarily due to the Fund’s stock selection in Consumer Staples and Information Technology along with an underweight exposure in Information Technology. Stock selection within Real Estate and Financials slightly offset relative performance. The Fund’s use of covered call options1 during the period contributed premiums of approximately 4.0% of average net assets during the period.

Semi-Annual Report | December 31, 2020	1

Cullen Funds Trust	Shareholder Letter
December 31, 2020 (Unaudited)

Outlook

The hope for 2021 is that, despite the uneven global recovery, the Covid-19 pandemic will fade as vaccines are deployed and herd immunity is reached. In the meantime, the surge in global monetary and fiscal stimulus serves to offset economic weakness caused by new waves of Covid-19 cases and renewed regional lockdowns.

Several developments are emerging in the stock market which, coming together, may finally result in a swing back to value in 2021. History shows that after a long, extended up-market, a point is reached at the end of the cycle when speculative behavior becomes extreme with everyone piling into the same popular stocks. The highest P/E2 multiple stocks, averaging 49x earnings, were +21% while the lowest P/E multiples selling at 10x earnings were -37%. The huge 58% gap between growth and value is by far the widest differential on record. Even the highest dividend yielding stocks were down -27%. This shows just how extreme the behavior has become.

Record levels of stimulus and liquidity have fueled financial asset inflation across the board. Technology stocks with parabolic moves and initial public offerings and special purpose acquisition companies have been the direct beneficiaries of the extreme growth in money supply. Ten years of QE (quantitative easing) have suppressed bond yields in turn lifting equity valuations. A recent Societe Generale report which analyzes the impact of global central bank balance sheet expansion on equity prices estimates that the cumulative impact of the ten years of QE on the 10-year Treasury yield was approximately 1.8%. Without QE, the team estimates, using various macroeconomic variables, the NASDAQ would justifiably trade 60% lower and the S&P 500 in turn significantly lower than current levels. (Source: Societe Generale, 11/20). While global balance sheets are still expected to expand in 2021, liquidity is set to slow from record levels in 2020.

Recent performance trends bring 1999 to mind, when value was also extremely oversold. Growth was up +24% and value was down -5%. The difference of -29% was the biggest up to that point in market history. The next year the MARKET FLIPPED and value was up +24% and growth was -17% -- a whopping +41% gap. Value then went on to outperform for most of the next ten years.

After such a long period of underperformance by value, many believe that the world has changed and the popular growth stocks are bullet proof even in a downturn, thanks to how fast they are growing. And in every cycle, you get the same question: Is this time different? History shows that it usually is not, as similar extreme markets like the 1920s, the 1970s, or the Tech Bubble of the year 2000 demonstrated.

We believe earnings are poised to stage a major recovery in 2021 with a strong recovery anticipated for Value and Cyclical stocks. Given their extreme relative underperformance and inexpensive valuations, Value stocks should present an attractive opportunity in an otherwise expensive market. As economic uncertainty begins to fade, valuation extremes are anticipated to narrow and dividend sustainability is likely to be rewarded which could benefit Value and High Dividend stocks. Historically, Value cycles have lasted for a year (on average) and considerably longer in recession/recovery periods.

We have always believed the best way to avoid the extreme volatility of the stock market is to take a long term view (that is, five years) and invest with a price discipline. Also we believe we could be entering a period where earnings and dividend yield3 along with dividend growth4 become more important, following a five-year period when they were considered irrelevant.

Sincerely,

James P. Cullen

Chairman and Chief Executive Officer

[1]	Covered call option is an options strategy whereby an investor holds a long position in an asset and writes (sells) call options on that same asset in an attempt to generate increased income from the asset.

[2]	The Price-to-Earnings Ratio, or Price/Earnings, is a ratio that measures current share price relative to earnings per share.

[3]	A dividend yield is a financial ratio that indicates how much a company pays out in dividends each year relative to its share price.

[4]	Dividend growth is the annualized percentage rate of growth that a particular stock's dividend undergoes over a period of time.

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

2	www.cullenfunds.com

Cullen Funds Trust	Shareholder Letter
December 31, 2020 (Unaudited)

The Cullen High Dividend Equity Fund, Cullen International High Dividend Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund, and Cullen Enhanced Equity Income Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2000 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The CBOE S&P 500 BuyWrite Index is an unmanaged index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index, which itself is also unmanaged index commonly used to measure performance of U.S. stocks. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (02/21)

Semi-Annual Report | December 31, 2020	3

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2020 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, - including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	July 1, 2020 to
	Ratio(a)	July 1, 2020	December 31, 2020	December 31, 2020(b)
Cullen International High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,169.60	$6.84
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36
Class C
Actual	2.00%	$1,000.00	$1,163.90	$10.91
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16
Class I
Actual	1.00%	$1,000.00	$1,170.70	$5.47
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09
Class R1
Actual	1.75%	$1,000.00	$1,166.30	$9.56
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89
Class R2
Actual	1.50%	$1,000.00	$1,167.60	$8.20
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.64	$7.63

4	www.cullenfunds.com

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2020 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	July 1, 2020 to
	Ratio(a)	July 1, 2020	December 31, 2020	December 31, 2020(b)
Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$1,000.00	$1,152.10	$5.42
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09
Class C
Actual	1.75%	$1,000.00	$1,147.70	$9.47
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89
Class I
Actual	0.75%	$1,000.00	$1,153.60	$4.07
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82
Class R1
Actual	1.50%	$1,000.00	$1,149.70	$8.13
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.64	$7.63
Class R2
Actual	1.25%	$1,000.00	$1,151.10	$6.78
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36
Cullen Small Cap Value Fund
Retail
Actual	1.25%	$1,000.00	$1,410.60	$7.60
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36
Class C
Actual	2.00%	$1,000.00	$1,404.20	$12.12
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16
Class I
Actual	1.00%	$1,000.00	$1,411.40	$6.08
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09
Cullen Value Fund
Retail
Actual	1.00%	$1,000.00	$1,172.70	$5.48
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09
Class C
Actual	1.75%	$1,000.00	$1,169.00	$9.57
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89
Class I
Actual	0.75%	$1,000.00	$1,174.30	$4.11
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82

Semi-Annual Report | December 31, 2020	5

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2020 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	July 1, 2020 to
	Ratio(a)	July 1, 2020	December 31, 2020	December 31, 2020(b)
Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,283.70	$7.20
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36
Class C
Actual	2.00%	$1,000.00	$1,278.90	$11.49
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16
Class I
Actual	1.00%	$1,000.00	$1,285.70	$5.76
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09
Cullen Enhanced Equity Income Fund
Retail
Actual	1.00%	$1,000.00	$1,154.50	$5.43
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09
Class C
Actual	1.75%	$1,000.00	$1,149.50	$9.48
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89
Class I
Actual	0.75%	$1,000.00	$1,156.00	$4.08
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82

(a)	Annualized, based on the Fund's most recent fiscal half year expenses. Such figures do not reflect acquired fund fees and expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 365. Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund's prospectuses for more information regarding waivers and/or reimbursements.

6	www.cullenfunds.com

Cullen International High Dividend Fund	Schedule of Investments
December 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 93.85%
Australia - 2.51%
Sonic Healthcare, Ltd.	179,770	$4,454,132

Brazil - 2.95%
Vale SA	310,840	5,228,541

Canada - 4.52%
BCE, Inc.	71,338	3,053,267
Manulife Financial Corp.	278,848	4,969,071
		8,022,338
Finland - 2.71%
UPM-Kymmene Oyj	128,621	4,796,460

France - 12.22%
BNP Paribas SA(a)	104,661	5,525,250
Cie de Saint-Gobain(a)	67,660	3,111,827
Cie Generale des Etablissements Michelin SCA	38,646	4,975,907
Sanofi	32,830	3,181,963
TOTAL SE - Sponsored ADR	116,250	4,872,037
		21,666,984

Germany - 10.48%
Allianz SE	11,069	2,719,338
Deutsche Post AG	64,062	3,173,342
Deutsche Telekom AG	206,625	3,771,421
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,045	3,875,988
Siemens AG	35,024	5,045,053
		18,585,142

Ireland - 2.98%
Smurfit Kappa Group PLC	113,650	5,281,461

Italy - 3.31%
Enel SpA	576,922	5,869,993

Japan - 9.18%
Denka Co., Ltd.	115,800	4,527,988
Nippon Telegraph & Telephone Corp.	125,780	3,227,389
SoftBank Corp.	196,945	2,472,053
Toyota Motor Corp.	78,400	6,050,138
		16,277,568

Mexico - 1.50%
PLA Administradora Industrial S de RL de CV	1,721,803	2,651,124

Netherlands - 2.62%
NN Group NV	107,608	4,651,891
		Value
	Shares	(Note 2)
Russia - 1.04%
MMC Norilsk Nickel PJSC - ADR	58,740	$1,849,135

Singapore - 4.75%
Ascendas Real Estate Investment Trust	1,578,145	3,562,599
Singapore Telecommunications, Ltd.	143,355	250,318
United Overseas Bank, Ltd.	270,300	4,607,106
		8,420,023

Spain - 3.11%
Iberdrola SA	384,193	5,520,934

Sweden - 1.89%
Svenska Handelsbanken AB(a)	332,273	3,349,322

Switzerland - 13.10%
ABB, Ltd. - Sponsored ADR	135,450	3,787,182
Nestle SA	37,105	4,386,231
Novartis AG - Sponsored ADR	37,920	3,580,785
Roche Holding AG	5,435	1,893,003
UBS Group AG	306,092	4,309,726
Zurich Insurance Group AG	12,540	5,284,623
		23,241,550

Taiwan - 3.04%
ASE Technology Holding Co., Ltd.	1,859,600	5,394,371

United Kingdom - 11.02%
BAE Systems PLC	761,802	5,080,295
British American Tobacco PLC - Sponsored ADR	86,800	3,254,132
Britvic PLC	7,900	87,754
Diageo PLC	9,700	383,818
GlaxoSmithKline PLC	43,033	787,418
Imperial Brands PLC	13,775	288,926
Persimmon PLC	132,630	5,005,836
Unilever PLC - ADR	77,276	4,664,379
		19,552,558

United States - 0.92%
Las Vegas Sands Corp.	27,500	1,639,000

TOTAL COMMON STOCKS
(Cost $125,168,509)		166,452,527

PREFERRED STOCK - 4.44%
South Korea - 4.44%
Samsung Electronics Co., Ltd.	116,200	7,882,655

TOTAL PREFERRED STOCK
(Cost $4,219,278)		7,882,655

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	7

Cullen International High Dividend Fund	Schedule of Investments
December 31, 2020 (Unaudited)

Value
(Note 2)
TOTAL INVESTMENTS 98.29%
(Cost $129,387,787)	$174,335,182

Other Assets In Excess Of Liabilities 1.71%	3,033,114

NET ASSETS 100.00%	$177,368,296

(a)	Non-Income Producing Security.

ADR - American Depositary Receipt

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	22.15%	$39,292,315
Materials	12.23	21,683,585
Industrials	11.39	20,197,699
Consumer Discretionary	9.96	17,670,881
Health Care	7.84	13,897,301
Consumer Staples	7.37	13,065,240
Communication Services	7.20	12,774,448
Utilities	6.42	11,390,927
Real Estate	3.50	6,213,723
Information Technology	3.04	5,394,371
Energy	2.75	4,872,037
TOTAL COMMON STOCKS	93.85	166,452,527

PREFERRED STOCK
Information Technology	4.44	7,882,655
TOTAL PREFERRED STOCK	4.44	7,882,655

TOTAL INVESTMENTS	98.29%	$174,335,182
Other Assets In Excess Of
Liabilities	1.71	3,033,114
TOTAL NET ASSETS	100.00%	$177,368,296

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

8	www.cullenfunds.com

Cullen International High Equity Fund	Schedule of Investments
December 31, 2020 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 98.18%
Aerospace & Defense - 4.32%
General Dynamics Corp.	103,100	$15,343,342
Raytheon Technologies Corp.	413,850	29,594,414
		44,937,756

Air Freight & Logistics - 1.67%
United Parcel Service, Inc., Class B	103,224	17,382,922

Banks - 9.63%
Bank of America Corp.	733,000	22,217,230
Citigroup, Inc.	324,000	19,977,840
JPMorgan Chase & Co.	298,800	37,968,516
Truist Financial Corp.	419,350	20,099,445
		100,263,031

Beverages - 1.52%
Diageo PLC - Sponsored ADR	99,400	15,785,714

Building Products - 2.75%
Johnson Controls International PLC	614,995	28,652,617

Capital Markets - 3.54%
Morgan Stanley	537,600	36,841,728

Chemicals - 2.21%
Dow, Inc.	414,170	22,986,435

Communications Equipment - 1.95%
Cisco Systems, Inc.	453,865	20,310,459

Distributors - 3.02%
Genuine Parts Co.	313,335	31,468,234

Diversified Telecommunication Services - 5.37%
AT&T, Inc.	960,825	27,633,327
BCE, Inc.	660,470	28,268,116
		55,901,443

Electric Utilities - 5.01%
Duke Energy Corp.	209,760	19,205,626
NextEra Energy, Inc.	427,620	32,990,883
		52,196,509

Electronic Equipment, Instruments & Components - 0.30%
Corning, Inc.	86,405	3,110,580

Equity Real Estate Investment Trusts (REITs) - 3.78%
Healthpeak Properties, Inc.	712,850	21,549,455
Welltower, Inc.	275,180	17,782,132
		39,331,587

		Value
	Shares	(Note 2)
Food & Staples Retailing - 0.98%
Walgreens Boots Alliance, Inc.	256,400	$10,225,232

Health Care Equipment & Supplies - 2.83%
Medtronic PLC	251,431	29,452,627

Household Products - 2.68%
Kimberly-Clark Corp.	207,000	27,909,810

Industrial Conglomerates - 5.12%
3M Co.	149,760	26,176,550
Siemens AG - Sponsored ADR	377,500	27,100,725
		53,277,275

Insurance - 4.54%
Chubb, Ltd.	194,425	29,925,896
Travelers Cos., Inc.	123,627	17,353,522
		47,279,418

Multiline Retail - 3.17%
Target Corp.	186,950	33,002,284

Oil, Gas & Consumable Fuels - 4.73%
Chevron Corp.	295,000	24,912,750
ConocoPhillips	266,000	10,637,340
Exxon Mobil Corp.	331,000	13,643,820
		49,193,910

Personal Products - 3.02%
Unilever PLC - ADR	521,145	31,456,312

Pharmaceuticals - 12.87%
Eli Lilly and Co.	106,243	17,938,068
Johnson & Johnson	232,900	36,653,802
Merck & Co., Inc.	289,548	23,685,026
Novartis AG - Sponsored ADR	309,620	29,237,417
Pfizer, Inc.	719,100	26,470,071
		133,984,384

Semiconductors & Semiconductor Equipment - 4.59%
Broadcom, Inc.	54,668	23,936,384
Intel Corp.	477,730	23,800,508
		47,736,892

Software - 1.61%
Microsoft Corp.	75,517	16,796,491

Specialty Retail - 2.46%
Lowe's Cos., Inc.	159,286	25,566,996

Tobacco - 4.51%
Altria Group, Inc.	456,100	18,700,100

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	9

Cullen International High Equity Fund	Schedule of Investments
December 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
Tobacco (continued)
Philip Morris International, Inc.	340,550	$28,194,134
		46,894,234

TOTAL COMMON STOCKS
(Cost $609,550,036)		1,021,944,880

TOTAL INVESTMENTS 98.18%
(Cost $609,550,036)		$1,021,944,880

Other Assets In Excess Of Liabilities 1.82%		18,994,024

NET ASSETS 100.00%		$1,040,938,904

ADR - American Depositary Receipt

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	17.71%	$184,384,177
Health Care	15.70	163,437,011
Industrials	13.86	144,250,570
Consumer Staples	12.71	132,271,302
Consumer Discretionary	8.65	90,037,514
Information Technology	8.45	87,954,422
Communication Services	5.37	55,901,443
Utilities	5.01	52,196,509
Energy	4.73	49,193,910
Real Estate	3.78	39,331,587
Materials	2.21	22,986,435
TOTAL COMMON STOCKS	98.18	1,021,944,880

TOTAL INVESTMENTS	98.18%	$1,021,944,880
Other Assets In Excess Of Liabilities	1.82	18,994,024
TOTAL NET ASSETS	100.00%	$1,040,938,904

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

10	www.cullenfunds.com

Cullen Small Cap Value Fund	Schedule of Investments
December 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 95.35%
Aerospace & Defense - 7.68%
AAR Corp.	8,320	$301,350
Spirit AeroSystems Holdings, Inc., Class A	7,840	306,466
		607,816
Airlines - 1.56%
Copa Holdings SA, Class A	1,602	123,722
Banks - 21.17%
Ameris Bancorp	7,505	285,715
Enterprise Financial Services Corp.	6,240	218,088
First Bancorp/Southern Pines, NC	2,025	68,506
First Horizon Corp.	23,750	303,050
Great Western Bancorp, Inc.	19,635	410,372
South State Corp.	2,381	172,146
Spirit of Texas Bancshares, Inc.	12,875	216,300
		1,674,177
Beverages - 2.41%
Coca-Cola Consolidated, Inc.	715	190,383
Building Products - 0.63%
PGT Innovations, Inc.(a)	2,450	49,833
Capital Markets - 2.42%
Lazard, Ltd., Class A	4,525	191,408
Chemicals - 3.25%
Cabot Corp.	2,735	122,747
Huntsman Corp.	5,334	134,097
		256,844
Commercial Services & Supplies - 3.51%
Steelcase, Inc., Class A	20,460	277,233
Communications Equipment - 4.49%
Comtech Telecommunications Corp.	17,170	355,247
Construction & Engineering - 3.03%
Quanta Services, Inc.	3,325	239,466
Electrical Equipment - 1.81%
Encore Wire Corp.	2,370	143,551
Electronic Equipment, Instruments & Components - 0.57%
Sanmina Corp.(a)	1,416	45,156
Equity Real Estate Investment Trusts (REITs) - 3.17%
Host Hotels & Resorts, Inc.	17,138	250,729
		Value
	Shares	(Note 2)
Health Care Providers & Services - 1.47%
Magellan Health, Inc.(a)	1,405	$116,390
Hotels, Restaurants & Leisure - 3.49%
Denny's Corp.(a)	18,797	275,940
Household Durables - 0.61%
Taylor Morrison Home Corp.(a)	1,880	48,222
IT Services - 2.44%
Sykes Enterprises, Inc.(a)	5,125	193,059
Leisure Products - 1.30%
MasterCraft Boat Holdings, Inc.(a)	4,145	102,962
Machinery - 9.70%
Crane Co.	3,652	283,614
Mayville Engineering Co., Inc.(a)	21,232	284,934
Timken Co.	2,570	198,815
		767,363
Paper & Forest Products - 1.43%
Domtar Corp.	3,580	113,307
Professional Services - 7.71%
Barrett Business Services, Inc.	3,895	265,678
BG Staffing, Inc.	25,530	344,400
		610,078
Real Estate Management & Development - 2.01%
Jones Lang LaSalle, Inc.(a)	1,071	158,904
Semiconductors & Semiconductor Equipment - 2.16%
MKS Instruments, Inc.	1,135	170,761
Textiles, Apparel & Luxury Goods - 2.99%
Columbia Sportswear Co.	2,710	236,800
Thrifts & Mortgage Finance - 2.87%
Premier Financial Corp.	9,867	226,941
Trading Companies & Distributors - 1.47%
Air Lease Corp.	2,610	115,936
TOTAL COMMON STOCKS
(Cost $5,758,190)		7,542,228

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	11

Cullen Small Cap Value Fund	Schedule of Investments
December 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
TOTAL INVESTMENTS 95.35%
(Cost $5,758,190)		$7,542,228

Other Assets In Excess Of Liabilities 4.65%		367,597

NET ASSETS 100.00%		$7,909,825

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Industrials	37.11%	$2,934,998
Financials	26.45	2,092,526
Information Technology	9.66	764,223
Consumer Discretionary	8.39	663,924
Real Estate	5.18	409,633
Materials	4.68	370,151
Consumer Staples	2.41	190,383
Health Care	1.47	116,390
TOTAL COMMON STOCKS	95.35	7,542,228

TOTAL INVESTMENTS	95.35%	$7,542,228
Other Assets In Excess Of Liabilities	4.65	367,597
TOTAL NET ASSETS	100 .00%	$7,909,825

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

12	www.cullenfunds.com

Cullen Value Fund	Schedule of Investments
December 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 96.22%
Aerospace & Defense - 6.64%
Boeing Co.	2,775	$594,016
General Dynamics Corp.	3,580	532,776
Raytheon Technologies Corp.	8,183	585,166
		1,711,958

Auto Components - 1.04%
BorgWarner, Inc.	6,905	266,809

Banks - 9.19%
Bank of America Corp.	17,700	536,487
Citigroup, Inc.	12,680	781,849
JPMorgan Chase & Co.	8,270	1,050,869
		2,369,205

Capital Markets - 4.79%
Morgan Stanley	18,025	1,235,253

Communications Equipment - 3.32%
Cisco Systems, Inc.	19,125	855,844

Diversified Telecommunication Services - 1.95%
AT&T, Inc.	17,500	503,300

Electrical Equipment - 2.35%
ABB, Ltd. - Sponsored ADR	21,630	604,775

Electronic Equipment, Instruments & Components - 3.06%
Arrow Electronics, Inc.(a)	8,100	788,130

Entertainment - 3.97%
Walt Disney Co.(a)	5,645	1,022,761

Food Products - 2.24%
Mondelez International, Inc., Class A	9,890	578,268

Health Care Equipment & Supplies - 3.18%
Medtronic PLC	7,005	820,566

Industrial Conglomerates - 6.32%
3M Co.	3,230	564,572
Siemens AG - Sponsored ADR	14,815	1,063,569
		1,628,141

Insurance - 8.64%
Allstate Corp.	6,950	764,014
Chubb, Ltd.	6,046	930,600
Travelers Cos., Inc.	3,800	533,406
		2,228,020

Life Sciences Tools & Services - 3.42%
Thermo Fisher Scientific, Inc.	1,895	882,653

		Value
	Shares	(Note 2)
Media - 2.72%
Comcast Corp., Class A	13,400	$702,160

Metals & Mining - 2.74%
Newmont Corp.	11,770	704,905

Oil, Gas & Consumable Fuels - 3.63%
Chevron Corp.	5,550	468,698
ConocoPhillips	11,700	467,883
		936,581

Personal Products - 2.37%
Unilever PLC - ADR	10,115	610,541

Pharmaceuticals - 17.97%
Bristol-Myers Squibb Co.	14,420	894,473
GlaxoSmithKline PLC - Sponsored ADR	13,800	507,840
Johnson & Johnson	4,245	668,078
Merck & Co., Inc.	11,980	979,964
Novartis AG - Sponsored ADR	8,130	767,716
Pfizer, Inc.	22,072	812,470
		4,630,541

Software - 4.13%
Microsoft Corp.	1,085	241,326
Oracle Corp.	12,705	821,886
		1,063,212

Specialty Retail - 2.55%
Lowe's Cos., Inc.	4,091	656,646

TOTAL COMMON STOCKS
(Cost $15,228,679)		24,800,269

TOTAL INVESTMENTS 96.22%
(Cost $15,228,679)		$24,800,269

Other Assets In Excess Of
Liabilities 3.78%		972,802

NET ASSETS 100.00%		$25,773,071

(a)	Non-Income Producing Security.

ADR - American Depositary Receipt

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	13

Cullen Value Fund	Schedule of Investments
December 31, 2020 (Unaudited)

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Health Care	24.58%	$6,333,760
Financials	22.63	5,832,478
Industrials	15.31	3,944,874
Information Technology	10.50	2,707,186
Communication Services	8.65	2,228,221
Consumer Staples	4.61	1,188,809
Energy	3.63	936,581
Consumer Discretionary	3.58	923,455
Materials	2.74	704,905
TOTAL COMMON STOCKS	96.22	24,800,269
TOTAL INVESTMENTS	96.22%	$24,800,269
Other Assets In Excess Of Liabilities	3.78	972,802
TOTAL NET ASSETS	100.00%	$25,773,071

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

14	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 89.99%
Brazil - 3.44%
AES Tiete Energia SA	421,990	$1,353,501
Vale SA	463,390	7,794,537
		9,148,038

Chile - 2.01%
Enel Chile SA	15,548,628	1,208,001
Vina Concha y Toro SA	2,386,589	4,144,032
		5,352,033

China - 13.03%
China Construction Bank Corp., Class H	7,819,300	5,897,934
China Yongda Automobiles Services Holdings, Ltd.	3,731,100	6,187,038
CIFI Holdings Group Co., Ltd.	3,023,000	2,561,714
KWG Group Holdings, Ltd.	1,281,000	1,750,200
Ping An Insurance Group Co. of China, Ltd., Class H	383,000	4,660,963
Saic Motor Corp Ltd	1,062,890	3,972,145
Times China Holdings, Ltd.	2,402,200	3,344,736
Zijin Mining Group Co., Ltd., Class H	5,537,000	6,273,275
		34,648,005

Egypt - 1.41%
Integrated Diagnostics Holdings PLC(a)(b)	3,413,860	3,755,246

Greece - 1.52%
OPAP SA	302,488	4,044,224

Hong Kong - 11.83%
AIA Group, Ltd.	675,000	8,225,633
BOC Aviation, Ltd.(a)(b)	563,520	4,877,552
Nine Dragons Paper Holdings, Ltd.	3,734,000	5,308,060
Power Assets Holdings, Ltd.	10,000	54,156
Sands China, Ltd.	827,850	3,615,552
WH Group, Ltd.(a)(b)	2,409,500	2,020,491
Xinyi Glass Holdings, Ltd.	2,634,700	7,369,368
		31,470,812

India - 7.76%
Ascendas India Trust	3,700,980	3,863,777
Bharat Electronics, Ltd.	2,503,100	4,120,199
Embassy Office Parks REIT	930,200	4,390,175
ICICI Bank, Ltd. - Sponsored ADR(c)	325,550	4,837,673
Power Grid Corp Of India Ltd.	1,316,500	3,422,548
		20,634,372

Indonesia - 0.82%
Bank Rakyat Indonesia Persero Tbk PT	7,343,500	2,183,248
		Value
	Shares	(Note 2)
Mexico - 4.52%
PLA Administradora Industrial S de RL de CV	3,957,010	$6,092,756
Prologis Property Mexico SA de CV	2,637,806	5,939,852
		12,032,608

Peru - 1.06%
Credicorp, Ltd.	17,110	2,806,382

Russia - 7.61%
Globaltrans Investment PLC - Sponsored GDR(a)	602,495	3,602,920
LSR Group PJSC	288,120	3,387,070
LUKOIL PJSC - Sponsored ADR	85,385	5,836,919
MMC Norilsk Nickel PJSC - ADR	88,432	2,783,839
QIWI PLC - Sponsored ADR	34,870	359,161
Sberbank of Russia PJSC - Sponsored ADR	294,880	4,275,760
		20,245,669

Singapore - 0.02%
Singapore Telecommunications, Ltd.	23,900	41,733

South Africa - 1.27%
Mondi PLC	143,450	3,365,424

South Korea - 9.82%
KT&G Corp.(c)	9,130	699,044
Macquarie Korea Infrastructure Fund	641,400	6,293,073
Samsung Electronics Co., Ltd.	201,900	15,076,987
SK Telecom Co., Ltd.	18,400	4,043,687
		26,112,791

Taiwan - 16.32%
Accton Technology Corp.	143,500	1,617,919
ASE Technology Holding Co., Ltd.	1,754,928	5,090,736
Powertech Technology, Inc.	78,500	265,915
Quanta Computer, Inc.	2,134,600	6,159,220
Sinbon Electronics Co., Ltd.	938,000	7,231,028
Sunonwealth Electric Machine Industry Co., Ltd.	2,387,300	4,587,176
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	113,290	12,353,142
Taiwan Union Technology Corp.	312,500	1,350,172
Wiwynn Corp.	188,500	4,733,276
		43,388,584

Thailand - 3.01%
Ratch Group PCL	84,797	149,757
Thai Beverage PCL	6,519,000	3,629,079
Vinythai PCL	3,958,800	4,232,367
		8,011,203

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	15

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2020 (Unaudited)

	Shares	Value (Note 2)
United Kingdom - 1.97%
Anglo American PLC	159,000	$5,250,545

Vietnam - 2.57%
Ho Chi Minh City Securities Corp.	3,325,000	4,530,419
SSI Securities Corp.	1,597,034	2,295,740
		6,826,159

TOTAL COMMON STOCKS (Cost $167,551,051)		239,317,076

PARTICIPATORY NOTES - 5.89%
China - 5.89%
Huayu Automotive Systems Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/30/2024	1,529,670	6,741,046
Midea Group Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/05/2023	593,300	8,930,617
		15,671,663

TOTAL PARTICIPATORY NOTES (Cost $9,122,467)		15,671,663

PREFERRED STOCK - 1.86%
Brazil - 1.86%
Itau Unibanco Holding SA	786,750	4,810,593
Telefonica Brasil SA - ADR	14,820	131,157
		4,941,750

TOTAL PREFERRED STOCK (Cost $4,371,311)		4,941,750

TOTAL INVESTMENTS 97.74% (Cost $181,044,829)		$259,930,489

Other Assets In Excess Of Liabilities 2.26%		6,006,874

NET ASSETS 100.00%		$265,937,363

(a)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2020, the aggregate value of those securities was $14,256,210, which represents 5.36% of net assets.
(b)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of December 31, 2020 the aggregate value of those securities was $10,653,289, which represents 4.01% of net assets.

(c)	Non-Income Producing Security.

ADR	- American Depositary Receipt

GDR	- Gross Depositary Receipt

Sector Diversification (Unaudited)	% of Net Assets	Value (Note 2)
COMMON STOCKS
Information Technology	20.40%	$54,237,556
Financials	17.30	46,006,825
Materials	13.16	35,008,047
Real Estate	11.78	31,330,280
Industrials	9.23	24,557,215
Consumer Discretionary	6.70	17,818,959
Consumer Staples	3.95	10,492,646
Utilities	2.33	6,187,963
Energy	2.19	5,836,919
Communication Services	1.54	4,085,420
Health Care	1.41	3,755,246
TOTAL COMMON STOCKS	89.99	239,317,076

PARTICIPATORY NOTES
Consumer Discretionary	5.89	15,671,663
TOTAL PARTICIPATORY NOTES	5.89	15,671,663

PREFERRED STOCK
Financials	1.81	4,810,593
Communication Services	0.05	131,157
TOTAL PREFERRED STOCK	1.86	4,941,750

TOTAL INVESTMENTS	97.74%	$259,930,489
Other Assets In Excess Of Liabilities	2.26	6,006,874
TOTAL NET ASSETS	100.00%	$265,937,363

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
16	www.cullenfunds.com

Cullen Enhanced Equity Income Fund	Schedule of Investments
December 31, 2020 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 91.28%
Aerospace & Defense - 3.10%
Raytheon Technologies Corp.(a)	23,575	$1,685,848

Banks - 7.84%
Bank of America Corp.(a)	38,086	1,154,387
Citigroup, Inc.	49	3,021
JPMorgan Chase & Co.	12,628	1,604,640
Truist Financial Corp.	31,321	1,501,215
		4,263,263
Building Products - 3.04%
Johnson Controls International PLC(a)	35,488	1,653,386

Capital Markets - 2.45%
Morgan Stanley(a)	19,415	1,330,510

Chemicals - 4.90%
Dow, Inc.(a)	24,336	1,350,648
DuPont de Nemours, Inc.(a)	18,505	1,315,891
		2,666,539
Communications Equipment - 2.61%
Cisco Systems, Inc.	31,750	1,420,813

Distributors - 2.61%
Genuine Parts Co.	14,124	1,418,473

Diversified Telecommunication Services - 5.20%
BCE, Inc.	21,985	940,958
Verizon Communications, Inc.	32,130	1,887,638
		2,828,596
Electric Utilities - 6.16%
Duke Energy Corp.	18,817	1,722,885
PPL Corp.	57,750	1,628,550
		3,351,435
Electrical Equipment - 3.23%
Eaton Corp. PLC	14,609	1,755,125

Equity Real Estate Investment Trusts (REITs) - 4.65%
Healthpeak Properties, Inc.	44,268	1,338,222
Welltower, Inc.	18,400	1,189,008
		2,527,230
Food & Staples Retailing - 2.41%
Walgreens Boots Alliance, Inc.	32,835	1,309,460

Food Products - 5.44%
Conagra Brands, Inc.(a)	43,654	1,582,894
	Shares	Value (Note 2)
Food Products (continued)
General Mills, Inc.	23,330	$1,371,804
		2,954,698

Health Care Equipment & Supplies - 2.80%
Medtronic PLC	13,012	1,524,226

Insurance - 3.12%
Chubb, Ltd.(a)	11,002	1,693,428

Oil, Gas & Consumable Fuels - 7.49%
Chevron Corp.	14,550	1,228,747
ConocoPhillips	39,035	1,561,010
Exxon Mobil Corp.	31,100	1,281,942
		4,071,699
Pharmaceuticals - 11.98%
Bristol-Myers Squibb Co.	29,100	1,805,073
Merck & Co., Inc.	19,516	1,596,409
Novartis AG - Sponsored ADR	16,505	1,558,567
Pfizer, Inc.	42,225	1,554,302
		6,514,351

Semiconductors & Semiconductor Equipment - 5.36%
Broadcom, Inc.	2,522	1,104,257
Intel Corp.	36,329	1,809,911
		2,914,168

Specialty Retail - 1.87%
Lowe’s Cos., Inc.	6,322	1,014,744

Tobacco - 5.02%
Altria Group, Inc.	28,660	1,175,060
Philip Morris International, Inc.	18,785	1,555,210
		2,730,270

TOTAL COMMON STOCKS (Cost $46,844,482)		49,628,262

TOTAL INVESTMENTS 91.28% (Cost $46,844,482)		$49,628,262

Other Assets In Excess Of Liabilities 8.72%		4,741,195

NET ASSETS 100.00%		$54,369,457

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2020	17

Cullen Enhanced Equity Income Fund	Schedule of Investments
December 31, 2020 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Notional Amount	Number of Contracts	Value
CALL OPTIONS WRITTEN (0.18%)
Bank of America Corp., Expires January, 2021, Exercise Price $30.00	$(578,921)	(191)	$(17,381)
Chubb, Ltd., Expires January, 2021, Exercise Price $155.00	(1,693,120)	(110)	(22,550)
Conagra Brands, Inc., Expires January, 2021, Exercise Price $38.00	(1,580,936)	(436)	(15,260)
Dow, Inc., Expires January, 2021, Exercise Price $57.50	(677,100)	(122)	(8,784)
DuPont de Nemours, Inc., Expires January, 2021, Exercise Price $74.00	(661,323)	(93)	(5,673)
Johnson Controls International PLC, Expires January, 2021, Exercise Price $48.00	(829,302)	(178)	(5,518)
Morgan Stanley, Expires January, 2021, Exercise Price $71.00	(1,329,482)	(194)	(15,520)
Raytheon Technologies Corp., Expires January, 2021, Exercise Price $75.00	(843,818)	(118)	(5,546)

TOTAL CALL OPTIONS WRITTEN (Premiums received $115,867)			(96,232)

TOTAL WRITTEN OPTIONS (Premiums received $115,867)			$(96,232)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of December 31, 2020.

ADR	- American Depositary Receipt
Sector Diversification (Unaudited)	% of Net Assets	Value (Note 2)
COMMON STOCKS
Health Care	14.79%	$8,038,577
Financials	13.40	7,287,201
Consumer Staples	12.86	6,994,428
Industrials	9.37	5,094,359
Information Technology	7.97	4,334,981
Energy	7.49	4,071,699
Utilities	6.16	3,351,435
Communication Services	5.20	2,828,596
Materials	4.90	2,666,539
Real Estate	4.65	2,527,230
Consumer Discretionary	4.48	2,433,217
TOTAL COMMON STOCKS	91.28	49,628,262

TOTAL INVESTMENTS	91.28%	$49,628,262
Other Assets In Excess Of Liabilities	8.72	4,741,195
TOTAL NET ASSETS	100.00%	$54,369,457

CALL OPTIONS WRITTEN
Industrials	(0.02)%	$(11,064)
Materials	(0.03)	(14,457)
Consumer Staples	(0.03)	(15,260)
Financials	(0.10)	(55,451)
TOTAL CALL OPTIONS WRITTEN	(0.18)	(96,232)

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
18	www.cullenfunds.com

Cullen Funds Trust	Statements of Assets and Liabilities
December 31, 2020 (Unaudited)

	Cullen International				Cullen Emerging Markets	Cullen Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments, at value	$174,335,182	$1,021,944,880	$7,542,228	$24,800,269	$259,930,489	$49,628,262
Cash	1,829,411	8,012,893	555,110	976,125	5,019,857	3,556,094
Foreign currencies, at value (Cost $19,987, –,–, –, $266,898 and –, respectively)	19,987	–	–	–	266,898	–
Receivable for investments sold	–	8,224,875	–	–	860,291	–
Receivable for fund shares sold	169,899	1,704,970	–	–	332,444	1,854,432
Dividends receivable	1,304,735	3,519,419	7,195	48,475	737,673	151,611
Receivable due from Investment Advisor	–	–	6,507	–	–	–
Prepaid expenses and other assets	38,899	53,821	23,828	22,566	29,508	28,831
Total Assets	177,698,113	1,043,460,858	8,134,868	25,847,435	267,177,160	55,219,230
LIABILITIES:
Written options, at value (Premiums received –, –, –, –, – and $115,867, respectively)	–	–	–	–	–	96,232
Payable to Investment Advisor	117,920	595,073	–	2,418	167,321	15,542
Payable for investments purchased	–	–	153,999	–	632,328	651,060
Payable for shares redeemed	81,451	1,695,460	–	–	272,141	48
Distribution fees payable	1,998	55,518	544	618	3,608	4,147
Trustees’ fees and expenses payable	20,318	20,318	20,318	20,318	20,318	20,318
Accrued expenses and other liabilities	108,130	155,585	50,182	51,010	144,081	62,426
Total Liabilities	329,817	2,521,954	225,043	74,364	1,239,797	849,773
NET ASSETS	$177,368,296	$1,040,938,904	$7,909,825	$25,773,071	$265,937,363	$54,369,457

NET ASSETS CONSIST OF
Paid-in capital	$176,010,315	$570,338,723	$6,245,238	$15,658,559	$277,360,637	$56,380,068
Total distributable earnings	1,357,981	470,600,181	1,664,587	10,114,512	(11,423,274)	(2,010,611)
NET ASSETS	$177,368,296	$1,040,938,904	$7,909,825	$25,773,071	$265,937,363	$54,369,457
INVESTMENTS, AT COST	$129,387,787	$609,550,036	$5,758,190	$15,228,679	$181,044,829	$46,844,482

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2020	19

Cullen Funds Trust	Statements of Assets and Liabilities
December 31, 2020 (Unaudited)

	Cullen International				Cullen Emerging Markets	Cullen Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund

PRICING OF SHARES

Retail:
Net Asset Value, offering and redemption price per share	$10.17	$14.73	$13.26	$14.06	$11.37	$10.02
Net Assets	$5,230,362	$120,214,340	$1,051,115	$1,935,693	$10,740,628	$1,958,294
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	514,538	8,162,747	79,298	137,629	944,642	195,473

Class C:
Net Asset Value, offering and redemption price per share	$10.13	$14.50	$12.02	$14.03	$11.22	$10.05
Net Assets	$1,028,307	$33,399,902	$391,555	$200,393	$1,673,800	$4,431,773
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	101,480	2,303,273	32,584	14,287	149,118	441,045

Class I:
Net Asset Value, offering and redemption price per share	$10.25	$14.73	$13.63	$14.02	$11.45	$10.08
Net Assets	$171,089,059	$885,833,102	$6,467,155	$23,636,985	$253,522,935	$47,979,390
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	16,694,001	60,118,609	474,379	1,685,689	22,138,454	4,759,574

Class R1:
Net Asset Value, offering and redemption price per share	$11.94	$12.11	N/A	N/A	N/A	N/A
Net Assets	$16,349	$651,087	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	1,369	53,778	N/A	N/A	N/A	N/A

Class R2:
Net Asset Value, offering and redemption price per share	$11.84	$12.34	N/A	N/A	N/A	N/A
Net Assets	$4,218	$840,473	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	356	68,127	N/A	N/A	N/A	N/A

See Notes to Financial Statements.
20	www.cullenfunds.com

Cullen Funds Trust	Statements of Operations
Six Months Ended December 31, 2020 (Unaudited)

	Cullen International				Cullen Emerging Markets	Cullen Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends*	$2,596,841	$19,558,149	$37,846	$354,681	$5,462,343	$902,898
Total Investment Income	2,596,841	19,558,149	37,846	354,681	5,462,343	902,898
EXPENSES
Investment advisory fees (Note 6)	785,204	5,344,427	25,643	122,584	1,266,050	244,249
Administrative fees	40,903	198,378	7,985	11,461	59,584	17,431
Distribution fees (Note 7)
Retail	6,530	151,849	614	2,007	11,925	2,463
Class C	5,236	176,339	1,461	1,456	7,634	22,430
Class R1	36	1,508	N/A	N/A	N/A	N/A
Class R2	5	1,167	N/A	N/A	N/A	N/A
Shareholder services fees (Note 8)
Class R2	N/A	127	N/A	N/A	N/A	N/A
Registration and filing fees	34,832	44,115	22,445	22,275	25,487	22,846
Custody fees	26,178	17,927	995	1,307	172,707	4,004
Transfer agent fees	34,140	91,540	22,052	22,384	24,079	26,791
Legal fees	18,299	18,299	18,299	18,299	18,299	18,299
Professional fees	29,246	25,459	24,899	24,899	24,899	26,315
Shareholder reports	5,524	40,822	539	894	8,465	1,690
Trustees’ fees	40,318	40,318	40,318	40,318	40,318	40,318
Other expenses	6,264	29,763	1,585	2,116	9,377	6,586
Total Expenses	1,032,715	6,182,038	166,835	270,000	1,668,824	433,422
Less expenses reimbursed from Investment Advisor (Note 6)
Retail	(7,837)	(209,696)	(12,349)	(11,414)	(14,410)	(9,080)
Class C	(1,569)	(60,906)	(8,168)	(2,077)	(2,302)	(20,684)
Class I	(225,305)	(1,570,479)	(118,499)	(161,063)	(366,029)	(195,429)
Class R1	(3)	(284)	N/A	N/A	N/A	N/A
Class R2	(2)	(569)	N/A	N/A	N/A	N/A
Net Expenses	797,999	4,340,104	27,819	95,446	1,286,083	208,229
NET INVESTMENT INCOME	1,798,842	15,218,045	10,027	259,235	4,176,260	694,669
Net realized gain/(loss) on:
Investments	2,974,878	97,063,618	200,250	728,013	12,336,065	336,927
Written options	–	–	–	–	–	561,792
Foreign currency related transactions	(38,323)	544	–	–	(51,250)	(1,432)
Total Net Realized Gain/(Loss)	2,936,555	97,064,162	200,250	728,013	12,284,815	897,287
Net change in unrealized appreciation/(depreciation) on:
Investments	20,096,391	38,637,908	1,678,220	2,886,803	47,130,012	5,490,992
Written options	–	–	–	–	–	(15,564)
Foreign currency related transactions	80,968	9,206	–	–	14,942	29
Total net change in unrealized appreciation/(depreciation)	20,177,359	38,647,114	1,678,220	2,886,803	47,144,954	5,475,457
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	23,113,914	135,711,276	1,878,470	3,614,816	59,429,769	6,372,744
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,912,756	$150,929,321	$1,888,497	$3,874,051	$63,606,029	$7,067,413
*Foreign taxes withheld on dividends	$240,416	$244,088	$–	$2,682	$681,426	$4,235

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2020	21

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund
	Six Months Ended		Six Months Ended
	December 31, 2020	Year Ended	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020	(Unaudited)	June 30, 2020
OPERATIONS
Net investment income	$1,798,842	$3,360,444	$15,218,045	$34,959,727
Net realized gain/(loss)	2,936,555	(2,451,266)	97,064,162	118,466,829
Net change in unrealized appreciation/(depreciation)	20,177,359	(8,409,021)	38,647,114	(316,070,466)
Net Increase/(Decrease) in Net Assets Resulting from Operations	24,912,756	(7,499,843)	150,929,321	(162,643,910)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(53,183)	(187,721)	(11,140,101)	(10,516,185)
Class C	(8,428)	(47,937)	(3,071,249)	(2,910,700)
Class I	(1,708,906)	(4,682,337)	(83,217,223)	(84,372,939)
Class R1	(109)	(299)	(68,269)	(46,668)
Class R2	(32)	(85)	(88,978)	(77,244)
Net Decrease in Net Assets from Distributions	(1,770,658)	(4,918,379)	(97,585,820)	(97,923,736)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	419,837	1,882,614	5,211,404	21,141,379
Class C	40,568	415,500	318,123	3,954,212
Class I	26,886,452	45,438,341	66,130,385	197,375,018
Class R1	880	1,950	19,164	42,786
Class R2	77	366	23,641	80,412
Dividends reinvested
Retail	51,049	179,141	10,771,950	10,217,237
Class C	7,224	43,763	3,005,763	2,831,947
Class I	835,357	2,466,297	68,242,201	67,054,774
Class R1	109	299	68,269	46,667
Class R2	32	85	88,979	77,244
Shares redeemed
Retail	(1,447,935)	(3,250,449)	(24,400,323)	(60,103,132)
Class C	(253,363)	(1,690,342)	(7,170,993)	(17,258,700)
Class I	(15,897,371)	(47,675,768)	(210,168,717)	(489,904,626)
Class R1	(17)	(1,826)	(12,814)	(51,380)
Class R2	(6)	(41,157)	(232,995)	(241,245)
Redemption fees
Retail	45	–	210	–
Class C	–	–	16	–
Class I	–	30	4,701	146
Class R1	–	–	–	–
Class R2	–	2	–	6
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	10,642,938	(2,231,154)	(88,101,036)	(264,737,255)
Net Increase/(Decrease) in Net Assets	33,785,036	(14,649,376)	(34,757,535)	(525,304,901)
NET ASSETS
Beginning of period	143,583,260	158,232,636	1,075,696,439	1,601,001,340
End of period	$177,368,296	$143,583,260	$1,040,938,904	$1,075,696,439

See Notes to Financial Statements.
22	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Small Cap Value Fund		Cullen Value Fund
	Six Months Ended		Six Months Ended
	December 31, 2020	Year Ended	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020	(Unaudited)	June 30, 2020
OPERATIONS
Net investment income	$10,027	$30,476	$259,235	$628,392
Net realized gain/(loss)	200,250	(297,963)	728,013	5,059,583
Net change in unrealized appreciation/(depreciation)	1,678,220	(416,127)	2,886,803	(6,717,700)
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,888,497	(683,614)	3,874,051	(1,029,725)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	–	(12,970)	(257,133)	(121,473)
Class C	–	(1,822)	(26,991)	(47,001)
Class I	(12,981)	(129,696)	(3,219,292)	(3,465,770)
Net Decrease in Net Assets from Distributions	(12,981)	(144,488)	(3,503,416)	(3,634,244)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	650,834	119,600	359,173	673,852
Class C	76,881	328,012	20,000	–
Class I	1,442,671	634,322	542,024	1,919,225
Dividends reinvested
Retail	–	12,324	256,649	121,018
Class C	–	1,822	22,249	31,783
Class I	12,922	129,696	3,219,292	3,465,770
Shares redeemed
Retail	(69,801)	(241,097)	(42,940)	(54,385)
Class C	(178,766)	–	(222,096)	(6,348)
Class I	(136,870)	(202,581)	(2,114,563)	(18,431,164)
Redemption fees
Retail	–	–	–	–
Class C	–	–	–	–
Class I	1	–	–	–
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	1,797,872	782,098	2,039,788	(12,280,249)
Net Increase/(Decrease) in Net Assets	3,673,388	(46,004)	2,410,423	(16,944,218)
NET ASSETS
Beginning of period	4,236,437	4,282,441	23,362,648	40,306,866
End of period	$7,909,825	$4,236,437	$25,773,071	$23,362,648

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2020	23

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Emerging Markets High Dividend Fund		Cullen Enhanced Equity Income Fund
	Six Months Ended		Six Months Ended
	December 31, 2020	Year Ended	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020	(Unaudited)	June 30, 2020
OPERATIONS
Net investment income	$4,176,260	$9,297,826	$694,669	$1,288,148
Net realized gain/(loss)	12,284,815	(35,149,857)	897,287	(3,237,868)
Net change in unrealized appreciation/(depreciation)	47,144,954	(12,438,876)	5,475,457	(2,228,076)
Net Increase/(Decrease) in Net Assets Resulting from Operations	63,606,029	(38,290,907)	7,067,413	(4,177,796)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(92,487)	(486,057)	(58,408)	(74,084)
Class C	(10,816)	(53,076)	(117,905)	(149,008)
Class I	(2,702,625)	(11,385,902)	(1,336,691)	(1,449,876)
From tax return of capital
Retail	–	–	–	(54,526)
Class C	–	–	–	(109,672)
Class I	–	–	–	(1,067,117)
Net Decrease in Net Assets from Distributions	(2,805,928)	(11,925,035)	(1,513,004)	(2,904,283)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	927,778	5,260,204	178,428	936,775
Class C	–	200	689,355	732,914
Class I	28,765,183	72,524,832	7,065,233	18,653,351
Dividends reinvested
Retail	89,334	465,738	55,689	125,335
Class C	10,816	53,076	72,067	161,295
Class I	2,575,197	10,910,718	1,186,053	2,164,630
Shares redeemed
Retail	(2,858,782)	(9,322,818)	(396,589)	(1,102,275)
Class C	(175,500)	(366,270)	(1,122,962)	(1,099,366)
Class I	(73,104,846)	(130,394,364)	(4,819,641)	(20,022,847)
Redemption fees
Retail	1	58	–	–
Class C	–	–	–	–
Class I	–	2	–	–
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	(43,770,819)	(50,868,624)	2,907,633	549,812
Net Increase/(Decrease) in Net Assets	17,029,282	(101,084,566)	8,462,042	(6,532,267)
NET ASSETS
Beginning of period	248,908,081	349,992,647	45,907,415	52,439,682
End of period	$265,937,363	$248,908,081	$54,369,457	$45,907,415

See Notes to Financial Statements.
24	www.cullenfunds.com

Page Intentionally Left Blank

Cullen Funds Trust

Year or Period End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value End of Period

Cullen International High Dividend Fund
Retail
12/31/2020(d)	$8.79	0.10	1.38	1.48	(0.10)	(0.10)	$10.17
6/30/2020	$9.55	0.19	(0.66)	(0.47)	(0.29)	(0.29)	$8.79
6/30/2019	$9.88	0.26	(0.27)	(0.01)	(0.32)	(0.32)	$9.55
6/30/2018	$10.30	0.20	(0.36)	(0.16)	(0.26)	(0.26)	$9.88
6/30/2017	$9.37	0.26	0.92	1.18	(0.25)	(0.25)	$10.30
6/30/2016	$10.22	0.22	(0.85)	(0.63)	(0.22)	(0.22)	$9.37
Class C
12/31/2020(d)	$8.78	0.06	1.37	1.43	(0.08)	(0.08)	$10.13
6/30/2020	$9.53	0.11	(0.65)	(0.54)	(0.21)	(0.21)	$8.78
6/30/2019	$9.85	0.20	(0.27)	(0.07)	(0.25)	(0.25)	$9.53
6/30/2018	$10.27	0.18	(0.41)	(0.23)	(0.19)	(0.19)	$9.85
6/30/2017	$9.34	0.17	0.93	1.10	(0.17)	(0.17)	$10.27
6/30/2016	$10.19	0.16	(0.85)	(0.69)	(0.16)	(0.16)	$9.34
Class I
12/31/2020(d)	$8.86	0.11	1.39	1.50	(0.11)	(0.11)	$10.25
6/30/2020	$9.63	0.21	(0.67)	(0.46)	(0.31)	(0.31)	$8.86
6/30/2019	$9.95	0.29	(0.26)	0.03	(0.35)	(0.35)	$9.63
6/30/2018	$10.37	0.30	(0.43)	(0.13)	(0.29)	(0.29)	$9.95
6/30/2017	$9.43	0.27	0.94	1.21	(0.27)	(0.27)	$10.37
6/30/2016	$10.29	0.25	(0.86)	(0.61)	(0.25)	(0.25)	$9.43
Class R1
12/31/2020(d)	$10.32	0.08	1.62	1.70	(0.08)	(0.08)	$11.94
6/30/2020	$11.17	0.17	(0.79)	(0.62)	(0.23)	(0.23)	$10.32
6/30/2019	$11.49	0.27	(0.32)	(0.05)	(0.27)	(0.27)	$11.17
6/30/2018	$11.90	0.18	(0.41)	(0.23)	(0.18)	(0.18)	$11.49
6/30/2017	$10.79	0.24	1.06	1.30	(0.19)	(0.19)	$11.90
6/30/2016	$11.72	0.19	(0.95)	(0.76)	(0.17)	(0.17)	$10.79
Class R2
12/31/2020(d)	$10.23	0.10	1.60	1.70	(0.09)	(0.09)	$11.84
6/30/2020	$11.06	0.17	(0.75)	(0.58)	(0.25)	(0.25)	$10.23
6/30/2019	$11.38	0.28	(0.30)	(0.02)	(0.30)	(0.30)	$11.06
6/30/2018	$11.82	0.24	(0.45)	(0.21)	(0.23)	(0.23)	$11.38
6/30/2017	$10.71	0.26	1.07	1.33	(0.22)	(0.22)	$11.82
6/30/2016	$11.64	0.25	(0.98)	(0.73)	(0.20)	(0.20)	$10.71

(a)	Average share method used.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.

(d)	Six months ended December 31, 2020 (unaudited).

(e)	Annualized.

(f)	Not Annualized.

See Notes to Financial Statements.

26	www.cullenfunds.com

Financial Highlights

For a Share Outstanding Throughout Periods Presented

Total Return(b)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets		Ratio of Expenses After Reimbursements to Average Net Assets(c)		Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements		Ratio of Net Investment Income/(Loss) to Average Net Assets after Reimbursements		Portfolio Turnover Rate

16.96%	$5,230	1.55	%(e)	1.25	%(e)	1.78	%(e)	2.08	%(e)	31	%(f)
(4.99%)	$5,438	1.55%		1.25%		1.71%		2.01%		64%
(0.04%)	$7,202	1.54%		1.25%		2.45%		2.74%		39%
(1.60%)	$9,761	1.46%		1.25%		1.68%		1.89%		31%
12.72%	$41,377	1.48%		1.25%		2.43%		2.66%		41%
(6.09%)	$34,175	1.44%		1.25%		2.10%		2.29%		38%

16.39%	$1,028	2.30	%(e)	2.00	%(e)	1.05	%(e)	1.35	%(e)	31	%(f)
(5.71%)	$1,084	2.29%		2.00%		0.92%		1.21%		64%
(0.70%)	$2,556	2.29%		2.00%		1.80%		2.09%		39%
(2.34%)	$3,047	2.21%		2.00%		1.55%		1.76%		31%
11.90%	$2,902	2.22%		2.00%		1.59%		1.82%		41%
(6.79%)	$3,218	2.19%		2.00%		1.45%		1.64%		38%

17.07%	$171,089	1.30	%(e)	1.00	%(e)	2.00	%(e)	2.30	%(e)	31	%(f)
(4.81%)	$137,044	1.30%		1.00%		1.99%		2.29%		64%
0.34%	$148,416	1.29%		1.00%		2.71%		3.00%		39%
(1.34%)	$234,350	1.22%		1.00%		2.60%		2.82%		31%
13.02%	$194,201	1.22%		1.00%		2.53%		2.75%		41%
(5.90%)	$194,432	1.19%		1.00%		2.41%		2.61%		38%

16.63%	$16	1.79	%(e)	1.75	%(e)	1.50	%(e)	1.54	%(e)	31	%(f)
(5.55%)	$13	1.80%		1.75%		1.49%		1.54%		64%
(0.43%)	$14	1.80%		1.75%		2.41%		2.46%		39%
(2.03%)	$11	1.71%		1.71%		1.52%		1.52%		31%
12.17%	$66	1.72%		1.72%		2.12%		2.12%		41%
(6.45%)	$59	1.69%		1.69%		1.72%		1.72%		38%

16.76%	$4	1.60	%(e)	1.50	%(e)	1.70	%(e)	1.80	%(e)	31	%(f)
(5.24%)	$4	1.54%		1.50%		1.51%		1.55%		64%
(0.19%)	$45	1.54%		1.50%		2.57%		2.61%		39%
(1.80%)	$62	1.46%		1.46%		1.97%		1.97%		31%
12.52%	$121	1.47%		1.47%		2.35%		2.35%		41%
(6.23%)	$165	1.44%		1.44%		2.28%		2.28%		38%

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	27

Cullen Funds Trust

Year or Period End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period

Cullen High Dividend Equity Fund
Retail
12/31/2020(d)	$14.07	0.20	1.90	2.10	(0.20)	(1.24)	(1.44)	$14.73
6/30/2020	$16.91	0.37	(2.13)	(1.76)	(0.37)	(0.71)	(1.08)	$14.07
6/30/2019	$17.68	0.38	1.08	1.46	(0.37)	(1.86)	(2.23)	$16.91
6/30/2018	$18.61	0.38	0.52	0.90	(0.37)	(1.46)	(1.83)	$17.68
6/30/2017	$17.56	0.40	1.53	1.93	(0.41)	(0.47)	(0.88)	$18.61
6/30/2016	$16.64	0.40	1.38	1.78	(0.41)	(0.45)	(0.86)	$17.56
Class C
12/31/2020(d)	$13.87	0.14	1.87	2.01	(0.14)	(1.24)	(1.38)	$14.50
6/30/2020	$16.69	0.25	(2.10)	(1.85)	(0.26)	(0.71)	(0.97)	$13.87
6/30/2019	$17.50	0.25	1.05	1.30	(0.25)	(1.86)	(2.11)	$16.69
6/30/2018	$18.46	0.24	0.52	0.76	(0.26)	(1.46)	(1.72)	$17.50
6/30/2017	$17.44	0.27	1.51	1.78	(0.29)	(0.47)	(0.76)	$18.46
6/30/2016	$16.53	0.28	1.37	1.65	(0.29)	(0.45)	(0.74)	$17.44
Class I
12/31/2020(d)	$14.07	0.22	1.90	2.12	(0.22)	(1.24)	(1.46)	$14.73
6/30/2020	$16.92	0.41	(2.14)	(1.73)	(0.41)	(0.71)	(1.12)	$14.07
6/30/2019	$17.69	0.42	1.08	1.50	(0.41)	(1.86)	(2.27)	$16.92
6/30/2018	$18.62	0.43	0.52	0.95	(0.42)	(1.46)	(1.88)	$17.69
6/30/2017	$17.57	0.45	1.52	1.97	(0.45)	(0.47)	(0.92)	$18.62
6/30/2016	$16.64	0.45	1.38	1.83	(0.45)	(0.45)	(0.90)	$17.57
Class R1
12/31/2020(d)	$11.79	0.14	1.59	1.73	(0.17)	(1.24)	(1.41)	$12.11
6/30/2020	$14.34	0.24	(1.78)	(1.54)	(0.30)	(0.71)	(1.01)	$11.79
6/30/2019	$15.35	0.26	0.89	1.15	(0.30)	(1.86)	(2.16)	$14.34
6/30/2018	$16.39	0.25	0.47	0.72	(0.30)	(1.46)	(1.76)	$15.35
6/30/2017	$15.57	0.30	1.32	1.62	(0.33)	(0.47)	(0.80)	$16.39
6/30/2016	$14.84	0.28	1.23	1.51	(0.33)	(0.45)	(0.78)	$15.57
Class R2
12/31/2020(d)	$11.99	0.15	1.62	1.77	(0.18)	(1.24)	(1.42)	$12.34
6/30/2020	$14.57	0.28	(1.82)	(1.54)	(0.33)	(0.71)	(1.04)	$11.99
6/30/2019	$15.55	0.29	0.92	1.21	(0.33)	(1.86)	(2.19)	$14.57
6/30/2018	$16.57	0.27	0.50	0.77	(0.33)	(1.46)	(1.79)	$15.55
6/30/2017	$15.73	0.32	1.35	1.67	(0.36)	(0.47)	(0.83)	$16.57
6/30/2016	$14.98	0.33	1.24	1.57	(0.37)	(0.45)	(0.82)	$15.73

(a)	Average share method used.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.

(d)	Six months ended December 31, 2020 (unaudited).

(e)	Annualized.

(f)	Not Annualized.

See Notes to Financial Statements.

28	www.cullenfunds.com

Financial Highlights

For a Share Outstanding Throughout Periods Presented

Total Return(b)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets		Ratio of Expenses After Reimbursements to Average Net Assets(c)		Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements		Ratio of Net Investment Income/(Loss) to Average Net Assets after Reimbursements		Portfolio Turnover Rate

15.21%	$120,214	1.35	%(e)	1.00	%(e)	2.31	%(e)	2.66	%(e)	39	%(f)
(11.27%)	$122,691	1.33%		1.00%		1.99%		2.32%		41%
9.74%	$180,108	1.32%		1.00%		1.88%		2.20%		41%
4.61%	$203,509	1.32%		1.00%		1.69%		2.01%		16%
11.35%	$339,568	1.32%		1.00%		1.93%		2.24%		20%
11.03%	$336,775	1.32%		1.00%		2.10%		2.42%		12%

14.77%	$33,400	2.10	%(e)	1.75	%(e)	1.57	%(e)	1.92	%(e)	39	%(f)
(11.94%)	$35,533	2.08%		1.75%		1.24%		1.57%		41%
8.88%	$54,940	2.07%		1.75%		1.12%		1.44%		41%
3.85%	$62,291	2.07%		1.75%		0.95%		1.27%		16%
10.51%	$87,142	2.07%		1.75%		1.18%		1.50%		20%
10.28%	$94,658	2.07%		1.75%		1.37%		1.69%		12%

15.36%	$885,833	1.09	%(e)	0.75	%(e)	2.57	%(e)	2.91	%(e)	39	%(f)
(11.10%)	$915,992	1.08%		0.75%		2.24%		2.57%		41%
10.02%	$1,364,116	1.07%		0.75%		2.13%		2.45%		41%
4.87%	$1,426,692	1.07%		0.75%		1.96%		2.28%		16%
11.63%	$1,405,326	1.07%		0.75%		2.18%		2.50%		20%
11.37%	$1,504,654	1.07%		0.75%		2.37%		2.69%		12%

14.97%	$651	1.59	%(e)	1.50	%(e)	2.07	%(e)	2.16	%(e)	39	%(f)
(11.72%)	$560	1.58%		1.50%		1.76%		1.84%		41%
9.14%	$646	1.57%		1.50%		1.70%		1.77%		41%
4.09%	$374	1.57%		1.50%		1.46%		1.53%		16%
10.81%	$496	1.57%		1.50%		1.85%		1.92%		20%
10.53%	$2,981	1.57%		1.50%		1.83%		1.90%		12%

15.11%	$840	1.37	%(e)	1.25	%(e)	2.31	%(e)	2.43	%(e)	39	%(f)
(11.53%)	$920	1.58%		1.25%		1.75%		2.08%		41%
9.45%	$1,191	1.57%		1.25%		1.64%		1.96%		41%
4.38%	$1,179	1.57%		1.25%		1.29%		1.61%		16%
11.04%	$3,604	1.57%		1.25%		1.67%		1.98%		20%
10.84%	$3,664	1.57%		1.25%		1.88%		2.20%		12%

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	29

Cullen Funds Trust

Year or Period End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period

Cullen Small Cap Value Fund
Retail
12/31/2020(d)	$9.40	0.01	3.85	3.86	–		–	–	$13.26
6/30/2020	$11.36	0.05	(1.65)	(1.60)	(0.03)		(0.33)	(0.36)	$9.40
6/30/2019	$12.35	(0.02)	(0.36)	(0.38)	–		(0.61)	(0.61)	$11.36
6/30/2018	$13.88	(0.07)	0.98	0.91	–		(2.44)	(2.44)	$12.35
6/30/2017	$11.56	(0.04)	2.44	2.40	(0.00	)(j)	(0.08)	(0.08)	$13.88
6/30/2016	$14.15	(0.01)	(2.26)	(2.27)	–		(0.32)	(0.32)	$11.56
Class C
12/31/2020(d)	$8.56	(0.03)	3.49	3.46	–		–	–	$12.02
6/30/2020	$10.41	(0.02)	(1.50)	(1.52)	–		(0.33)	(0.33)	$8.56
6/30/2019	$11.46	(0.10)	(0.34)	(0.44)	–		(0.61)	(0.61)	$10.41
6/30/2018	$13.14	(0.16)	0.92	0.76	–		(2.44)	(2.44)	$11.46
6/30/2017	$11.03	(0.14)	2.33	2.19	–		(0.08)	(0.08)	$13.14
6/30/2016	$13.62	(0.10)	(2.17)	(2.27)	–		(0.32)	(0.32)	$11.03
Class I
12/31/2020(d)	$9.68	0.03	3.95	3.98	(0.03)		–	(0.03)	$13.63
6/30/2020	$11.66	0.08	(1.69)	(1.61)	(0.04)		(0.33)	(0.37)	$9.68
6/30/2019	$12.63	0.01	(0.37)	(0.36)	–		(0.61)	(0.61)	$11.66
6/30/2018	$14.11	(0.04)	1.00	0.96	–		(2.44)	(2.44)	$12.63
6/30/2017	$11.73	(0.01)	2.48	2.47	(0.01)		(0.08)	(0.09)	$14.11
6/30/2016	$14.32	0.02	(2.29)	(2.27)	–		(0.32)	(0.32)	$11.73
Cullen Value Fund
Retail
12/31/2020(d)	$13.87	0.14	2.20	2.34	(0.14)		(2.01)	(2.15)	$14.06
6/30/2020	$16.56	0.26	(0.93)	(0.67)	(0.28)		(1.74)	(2.02)	$13.87
6/30/2019	$15.35	0.23	1.21	1.44	(0.23)		–	(0.23)	$16.56
6/30/2018	$15.30	0.20	1.03	1.23	(0.19)		(0.99)	(1.18)	$15.35
6/30/2017	$13.46	0.20	1.96	2.16	(0.22)		(0.10)	(0.32)	$15.30
6/30/2016	$13.82	0.13	0.11	0.24	(0.57)		(0.03)	(0.60)	$13.46
Class C
12/31/2020(d)	$13.85	0.09	2.20	2.29	(0.10)		(2.01)	(2.11)	$14.03
6/30/2020	$16.55	0.15	(0.93)	(0.78)	(0.18)		(1.74)	(1.92)	$13.85
6/30/2019	$15.34	0.12	1.20	1.32	(0.11)		–	(0.11)	$16.55
6/30/2018	$15.28	0.09	1.04	1.13	(0.08)		(0.99)	(1.07)	$15.34
6/30/2017	$13.44	0.09	1.95	2.04	(0.10)		(0.10)	(0.20)	$15.28
6/30/2016	$13.79	0.03	0.12	0.15	(0.47)		(0.03)	(0.50)	$13.44
Class I
12/31/2020(d)	$13.84	0.16	2.20	2.36	(0.17)		(2.01)	(2.18)	$14.02
6/30/2020	$16.55	0.31	(0.93)	(0.62)	(0.35)		(1.74)	(2.09)	$13.84
6/30/2019	$15.34	0.27	1.21	1.48	(0.27)		–	(0.27)	$16.55
6/30/2018	$15.29	0.24	1.03	1.27	(0.23)		(0.99)	(1.22)	$15.34
6/30/2017	$13.44	0.24	1.96	2.20	(0.25)		(0.10)	(0.35)	$15.29
6/30/2016	$13.80	0.16	0.11	0.27	(0.60)		(0.03)	(0.63)	$13.44

See Notes to Financial Statements.

30	www.cullenfunds.com

Financial Highlights

For a Share Outstanding Throughout Periods Presented

Total Return(b)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets		Ratio of Expenses After Reimbursements to Average Net Assets(c)		Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements		Ratio of Net Investment Income/(Loss) to Average Net Assets after Reimbursements		Portfolio Turnover Rate

41.06%	$1,051	6.23	%(e)	1.25	%(e)	(4.75	%)(e)	0.23	%(e)	22	%(f)
(14.79%)	$267	7.38%		1.25%		(5.65%)		0.48%		111%
(2.28%)	$415	7.67	%(g)(h)	1.25%		(6.63	%)(g)(i)	(0.21%)		140%
7.38%	$440	8.02%		1.25%		(7.34%)		(0.57%)		34%
20.81%	$471	6.05%		1.25%		(5.10%)		(0.30%)		85%
(16.15%)	$863	5.53%		1.25%		(4.37%)		(0.10%)		42%

40.42%	$392	7.59	%(e)	2.00	%(e)	(6.19	%)(e)	(0.60	%)(e)	22	%(f)
(15.32%)	$399	7.22%		2.00%		(5.49%)		(0.27%)		111%
(3.01%)	$58	8.30	%(g)(h)	2.00%		(7.26	%)(g)(i)	(0.96%)		140%
6.56%	$55	8.79%		2.00%		(8.11%)		(1.32%)		34%
19.89%	$65	6.94%		2.00%		(6.02%)		(1.09%)		85%
(16.79%)	$75	6.29%		2.00%		(5.13%)		(0.84%)		42%

41.14%	$6,467	6.43	%(e)	1.00	%(e)	(4.96	%)(e)	0.47	%(e)	22	%(f)
(14.49%)	$3,570	7.57%		1.00%		(5.80%)		0.77%		111%
(2.07%)	$3,810	7.50	%(g)(h)	1.00%		(6.45	%)(g)(i)	0.05%		140%
7.62%	$3,684	7.81%		1.00%		(7.13%)		(0.32%)		34%
21.11%	$3,314	5.88%		1.00%		(4.96%)		(0.08%)		85%
(15.96%)	$4,686	5.28%		1.00%		(4.13%)		0.15%		42%

17.27%	$1,936	2.42	%(e)	1.00	%(e)	0.50	%(e)	1.92	%(e)	37	%(f)
(5.38%)	$1,358	2.25%		1.00%		0.50%		1.75%		18%
9.48%	$792	1.97	%(g)(k)	1.00%		0.49	%(g)(l)	1.46%		5%
7.97%	$626	2.04%		1.00%		0.24%		1.28%		2%
16.19%	$595	1.99%		1.00%		0.43%		1.42%		18%
2.02%	$814	2.19%		1.00%		(0.20%)		0.99%		3%

16.90%	$200	3.18	%(e)	1.75	%(e)	(0.24	%)(e)	1.19	%(e)	37	%(f)
(6.11%)	$360	2.93%		1.75%		(0.20%)		0.98%		18%
8.64%	$404	2.65	%(g)(k)	1.75%		(0.13	%)(g)(l)	0.77%		5%
7.25%	$203	2.78%		1.75%		(0.49%)		0.54%		2%
15.30%	$445	2.74%		1.75%		(0.33%)		0.66%		18%
1.29%	$401	2.96%		1.75%		(0.97%)		0.24%		3%

17.43%	$23,637	2.17	%(e)	0.75	%(e)	0.72	%(e)	2.14	%(e)	37	%(f)
(5.12%)	$21,644	1.88%		0.75%		0.84%		1.97%		18%
9.74%	$39,111	1.74	%(g)(k)	0.75%		0.73	%(g)(l)	1.72%		5%
8.25%	$35,213	1.80%		0.75%		0.47%		1.52%		2%
16.53%	$31,968	1.74%		0.75%		0.68%		1.67%		18%
2.25%	$29,327	1.95%		0.75%		0.04%		1.24%		3%

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	31

Cullen Funds Trust

(a)	Average share method used.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.

(d)	Six months ended December 31, 2020 (unaudited).

(e)	Annualized.

(f)	Not Annualized.

(g)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(h)	Revised from 9.51% for Retail class, 10.29% for Class C and 9.30% for Class I.

(i)	Revised from (8.47%) for Retail class, (9.25%) for Class C and (8.25%) for Class I.

(j)	Less than $0.01.

(k)	Revised from 2.18% for Retail class, 2.94% for Class C and 1.93% for Class I.

(l)	Revised from 0.28% for Retail class, (0.42%) for Class C and 0.54% for Class I.

See Notes to Financial Statements.

32	www.cullenfunds.com

Page Intentionally Left Blank

Cullen Funds Trust

Year or Period End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions

Cullen Emerging Markets High Dividend Fund
Retail
12/31/2020(d)	$8.95	0.15	2.37	2.52	(0.10)	–	–	(0.10)
6/30/2020	$10.26	0.27	(1.23)	(0.96)	(0.35)	–	–	(0.35)
6/30/2019	$10.55	0.42	(0.35)	0.07	(0.36)	–	–	(0.36)
6/30/2018	$10.67	0.33	(0.05)	0.28	(0.40)	–	–	(0.40)
6/30/2017	$9.44	0.29	1.28	1.57	(0.34)	–	–	(0.34)
6/30/2016	$10.87	0.28	(1.32)	(1.04)	(0.39)	–	–	(0.39)
Class C
12/31/2020(d)	$8.84	0.11	2.34	2.45	(0.07)	–	–	(0.07)
6/30/2020	$10.14	0.19	(1.21)	(1.02)	(0.28)	–	–	(0.28)
6/30/2019	$10.45	0.34	(0.35)	(0.01)	(0.30)	–	–	(0.30)
6/30/2018	$10.57	0.24	(0.05)	0.19	(0.31)	–	–	(0.31)
6/30/2017	$9.37	0.19	1.29	1.48	(0.28)	–	–	(0.28)
6/30/2016	$10.80	0.20	(1.30)	(1.10)	(0.33)	–	–	(0.33)
Class I
12/31/2020(d)	$9.01	0.17	2.38	2.55	(0.11)	–	–	(0.11)
6/30/2020	$10.33	0.29	(1.23)	(0.94)	(0.38)	–	–	(0.38)
6/30/2019	$10.61	0.45	(0.35)	0.10	(0.38)	–	–	(0.38)
6/30/2018	$10.73	0.37	(0.07)	0.30	(0.42)	–	–	(0.42)
6/30/2017	$9.50	0.32	1.27	1.59	(0.36)	–	–	(0.36)
6/30/2016	$10.91	0.31	(1.31)	(1.00)	(0.41)	–	–	(0.41)
Cullen Enhanced Equity Income Fund
Retail
12/31/2020(d)	$8.95	0.13	1.23	1.36	(0.29)	–	–	(0.29)
6/30/2020	$10.15	0.25	(0.86)	(0.61)	(0.32)	(0.06)	(0.21)	(0.59)
6/30/2019	$9.87	0.24	0.60	0.84	(0.25)	(0.31)	–	(0.56)
6/30/2018	$10.66	0.23	(0.27)	(0.04)	(0.26)	(0.49)	–	(0.75)
6/30/2017	$10.48	0.25	0.81	1.06	(0.28)	(0.60)	–	(0.88)
6/30/2016(j)	$10.00	0.16	0.50	0.66	(0.18)	–	–	(0.18)
Class C
12/31/2020(d)	$8.98	0.09	1.23	1.32	(0.25)	–	–	(0.25)
6/30/2020	$10.17	0.17	(0.85)	(0.68)	(0.28)	(0.05)	(0.18)	(0.51)
6/30/2019	$9.89	0.16	0.60	0.76	(0.21)	(0.27)	–	(0.48)
6/30/2018	$10.67	0.15	(0.26)	(0.11)	(0.24)	(0.43)	–	(0.67)
6/30/2017	$10.52	0.16	0.81	0.97	(0.26)	(0.56)	–	(0.82)
6/30/2016(j)	$10.00	0.13	0.50	0.63	(0.11)	–	–	(0.11)
Class I
12/31/2020(d)	$9.00	0.14	1.24	1.38	(0.30)	–	–	(0.30)
6/30/2020	$10.21	0.28	(0.88)	(0.60)	(0.32)	(0.07)	(0.22)	(0.61)
6/30/2019	$9.92	0.26	0.61	0.87	(0.26)	(0.32)	–	(0.58)
6/30/2018	$10.70	0.26	(0.27)	(0.01)	(0.27)	(0.50)	–	(0.77)
6/30/2017	$10.52	0.28	0.80	1.08	(0.28)	(0.62)	–	(0.90)
6/30/2016(j)	$10.00	0.18	0.50	0.68	(0.16)	–	–	(0.16)

See Notes to Financial Statements.

34	www.cullenfunds.com

Financial Highlights

For a Share Outstanding Throughout Periods Presented

Net Asset Value End of Period	Total Return(b)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets		Ratio of Expenses After Reimbursements to Average Net Assets(c)		Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements		Ratio of Net Investment Income/(Loss) to Average Net Assets after Reimbursements		Portfolio Turnover Rate

$11.37	28.37%	$10,741	1.55	%(e)	1.25	%(e)	2.69	%(e)	2.99	%(e)	37	%(f)
$8.95	(9.47%)	$10,199	1.49%		1.25%		2.51%		2.75%		70%
$10.26	0.66%	$15,576	1.43%		1.25%		4.01%		4.19%		77%
$10.55	2.48%	$14,749	1.52%		1.25%		2.59%		2.86%		48%
$10.67	16.96%	$16,755	1.57%		1.25%		2.58%		2.89%		52%
$9.44	(9.34%)	$12,496	1.60%		1.25%		2.68%		3.03%		69%

$11.22	27.89%	$1,674	2.30	%(e)	2.00	%(e)	1.93	%(e)	2.23	%(e)	37	%(f)
$8.84	(10.20%)	$1,467	2.24%		2.00%		1.75%		1.99%		70%
$10.14	(0.08%)	$2,039	2.18%		2.00%		3.22%		3.40%		77%
$10.45	1.71%	$2,412	2.28%		2.00%		1.85%		2.13%		48%
$10.57	16.02%	$2,999	2.31%		2.00%		1.67%		1.98%		52%
$9.37	(9.95%)	$3,165	2.35%		2.00%		1.84%		2.20%		69%

$11.45	28.57%	$253,523	1.30	%(e)	1.00	%(e)	3.01	%(e)	3.31	%(e)	37	%(f)
$9.01	(9.26%)	$237,242	1.24%		1.00%		2.73%		2.97%		70%
$10.33	0.93%	$332,377	1.18%		1.00%		4.22%		4.40%		77%
$10.61	2.72%	$393,127	1.28%		1.00%		2.93%		3.21%		48%
$10.73	17.14%	$304,710	1.32%		1.00%		2.84%		3.16%		52%
$9.50	(8.91%)	$209,368	1.36%		1.00%		2.93%		3.30%		69%

$10.02	15.45%	$1,958	1.92	%(e)	1.00	%(e)	1.75	%(e)	2.67	%(e)	66	%(f)
$8.95	(6.08%)	$1,899	1.94%		1.00%		1.66%		2.60%		170%
$10.15	8.69%	$2,243	1.86	%(g)(h)	1.00%		1.48	%(g)(i)	2.34%		192%
$9.87	(0.51%)	$2,064	2.05%		1.00%		1.17%		2.22%		157%
$10.66	10.59%	$1,932	3.83%		1.00%		(0.51%)		2.32%		154%
$10.48	6.69%	$581	7.62	%(e)	1.00	%(e)	(3.86	%)(e)	2.76	%(e)	86	%(f)

$10.05	14.95%	$4,432	2.67	%(e)	1.75	%(e)	1.02	%(e)	1.94	%(e)	66	%(f)
$8.98	(6.72%)	$4,311	2.67%		1.75%		0.88%		1.80%		170%
$10.17	7.86%	$5,216	2.56	%(g)(h)	1.75%		0.78	%(g)(i)	1.59%		192%
$9.89	(1.17%)	$4,961	2.80%		1.75%		0.42%		1.47%		157%
$10.67	9.66%	$2,540	4.57%		1.75%		(1.29%)		1.53%		154%
$10.52	6.31%	$533	8.56	%(e)	1.75	%(e)	(4.39	%)(e)	2.42	%(e)	86	%(f)

$10.08	15.60%	$47,979	1.67	%(e)	0.75	%(e)	2.02	%(e)	2.94	%(e)	66	%(f)
$9.00	(5.92%)	$39,697	1.68%		0.75%		1.91%		2.84%		170%
$10.21	9.03%	$44,980	1.64	%(g)(h)	0.75%		1.69	%(g)(i)	2.58%		192%
$9.92	(0.24%)	$39,675	1.80%		0.75%		1.42%		2.47%		157%
$10.70	10.79%	$20,080	3.50%		0.75%		(0.16%)		2.59%		154%
$10.52	6.88%	$4,275	7.56	%(e)	0.75	%(e)	(3.39	%)(e)	3.42	%(e)	86	%(f)

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	35

Cullen Funds Trust

(a)	Average share method used.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.

(d)	Six months ended December 31, 2020 (unaudited).

(e)	Annualized.

(f)	Not Annualized.

(g)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(h)	Revised from 2.03% for Retail class, 2.78% for Class C and 1.78% for Class I.

(i)	Revised from 1.31% for Retail class, 0.56% for Class C and 1.55% for Class I.

(j)	Commencement of operations was December 15, 2015.

See Notes to Financial Statements.

36	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements

December 31, 2020 (Unaudited)

1. ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).

a)	Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

b)	Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of December 31, 2020, all written option contracts held are exchange-traded.

c)	Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

d)	Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of

Semi-Annual Report | December 31, 2020	37

Cullen Funds Trust	Notes to Financial Statements

December 31, 2020 (Unaudited)

other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the New York Stock Exchange (“NYSE”). The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered Level 2 as discussed in (e) below.

e)	The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	unadjusted quoted prices in active markets for identical securities.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

38	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements

December 31, 2020 (Unaudited)

The following is a summary of the inputs used as of December 31, 2020 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(2)	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks
Australia	$–	$4,454,132	$–	$4,454,132
Finland	–	4,796,460	–	4,796,460
France	4,872,037	16,794,947	–	21,666,984
Germany	–	18,585,142	–	18,585,142
Italy	–	5,869,993	–	5,869,993
Japan	–	16,277,568	–	16,277,568
Netherlands	–	4,651,891	–	4,651,891
Singapore	–	8,420,023	–	8,420,023
Spain	–	5,520,934	–	5,520,934
Sweden	–	3,349,322	–	3,349,322
Switzerland	7,367,967	15,873,583	–	23,241,550
Taiwan	–	5,394,371	–	5,394,371
United Kingdom	7,918,511	11,634,047	–	19,552,558
Other	24,671,599	–	–	24,671,599
Preferred Stock	–	7,882,655	–	7,882,655
Total	$44,830,114	$129,505,068	$–	$174,335,182

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$1,021,944,880	$–	$–	$1,021,944,880
Total	$1,021,944,880	$–	$–	$1,021,944,880

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$7,542,228	$–	$–	$7,542,228
Total	$7,542,228	$–	$–	$7,542,228

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$24,800,269	$–	$–	$24,800,269
Total	$24,800,269	$–	$–	$24,800,269

Semi-Annual Report | December 31, 2020	39

Cullen Funds	Trust Notes to Financial Statements

December 31, 2020 (Unaudited)

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(2)	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks
China	$–	$34,648,005	$–	$34,648,005
Greece	–	4,044,224	–	4,044,224
Hong Kong	–	31,470,812	–	31,470,812
India	4,837,673	15,796,699	–	20,634,372
Indonesia	–	2,183,248	–	2,183,248
Russia	16,858,599	3,387,070	–	20,245,669
Singapore	–	41,733	–	41,733
South Africa	–	3,365,424	–	3,365,424
South Korea	–	26,112,791	–	26,112,791
Taiwan	12,353,142	31,035,442	–	43,388,584
Thailand	–	8,011,203	–	8,011,203
United Kingdom	–	5,250,545	–	5,250,545
Vietnam	–	6,826,159	–	6,826,159
Other	33,094,307	–	–	33,094,307
Participatory Notes(3)	–	15,671,663	–	15,671,663
Preferred Stock	4,941,750	–	–	4,941,750
Total	$72,085,471	$187,845,018	$–	$259,930,489

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$49,628,262	$–	$–	$49,628,262
Total	$49,628,262	$–	$–	$49,628,262
Other Financial Instruments
Liabilities
Written Options	$(96,232)	–	–	$(96,232)
Total	$(96,232)	–	–	$(96,232)

(1)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.

(2)	As discussed in d) above, the triggers in place were affected on the date of these financial statements.

(3)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

f)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

g)	Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the six months ended December 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

h)	Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

40	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements

December 31, 2020 (Unaudited)

i)	Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

j)	Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

k)	Foreign Exchange Contracts – As the Funds may invest in securities traded on markets outside the United States, each Fund may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

l)	Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

m)	Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

The effect of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2020:

	Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Written options, at value	$(96,232)
Total		$(96,232)

Semi-Annual Report | December 31, 2020	41

Cullen Funds	Trust Notes to Financial Statements

December 31, 2020 (Unaudited)

The effect of derivatives instruments on the Statements of Operations for the six months ended December 31, 2020:

Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income

Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/(depreciation) on written options	$561,792	$(15,564)
Total		$561,792	$(15,564)

The Cullen Emerging Markets High Dividend Fund had the following monthly average rights market value during the six months ended December 31, 2020:

Fund	Monthly Average Rights Market Value
Cullen Emerging Markets High Dividend Fund	$1,160

The Cullen Enhanced Equity Income Fund had the following monthly average written call option notional value during the six months ended December 31, 2020:

Fund	Monthly Average Written Option Notional Value
Cullen Enhanced Equity Income Fund	$8,271,894

42	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements

December 31, 2020 (Unaudited)

3. CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
Cullen International High Dividend Fund
Retail
Shares sold	45,353	213,068
Dividends reinvested	5,775	19,872
Shares redeemed	(155,218)	(368,118)
Net decrease in shares outstanding	(104,090)	(135,178)
Class C
Shares sold	4,602	41,395
Dividends reinvested	818	4,856
Shares redeemed	(27,456)	(190,939)
Net decrease in shares outstanding	(22,036)	(144,688)
Class I
Shares sold	2,858,035	5,083,060
Dividends reinvested	93,305	271,839
Shares redeemed	(1,723,896)	(5,303,724)
Net increase in shares outstanding	1,227,444	51,175
Class R1
Shares sold	79	181
Dividends reinvested	11	28
Shares redeemed	(2)	(160)
Net increase in shares outstanding	88	49
Class R2
Shares sold	7	34
Dividends reinvested	3	8
Shares redeemed	(1)	(3,728)
Net increase/(decrease) in shares outstanding	9	(3,686)

Semi-Annual Report | December 31, 2020	43

Cullen Funds Trust	Notes to Financial Statements

December 31, 2020 (Unaudited)

	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
Cullen High Dividend Equity Fund
Retail
Shares sold	350,767	1,424,783
Dividends reinvested	743,512	619,270
Shares redeemed	(1,653,309)	(3,973,130)
Net decrease in shares outstanding	(559,030)	(1,929,077)
Class C
Shares sold	21,606	247,469
Dividends reinvested	210,722	173,095
Shares redeemed	(490,862)	(1,149,895)
Net decrease in shares outstanding	(258,534)	(729,331)
Class I
Shares sold	4,486,125	12,986,884
Dividends reinvested	4,709,614	4,065,841
Shares redeemed	(14,159,530)	(32,595,673)
Net decrease in shares outstanding	(4,963,791)	(15,542,948)
Class R1
Shares sold	1,551	3,237
Dividends reinvested	5,725	3,364
Shares redeemed	(1,014)	(4,103)
Net increase in shares outstanding	6,262	2,498
Class R2
Shares sold	1,880	5,980
Dividends reinvested	7,319	5,479
Shares redeemed	(17,754)	(16,524)
Net decrease in shares outstanding	(8,555)	(5,065)
Cullen Small Cap Value Fund
Retail
Shares sold	56,331	12,413
Dividends reinvested	–	1,033
Shares redeemed	(5,418)	(21,563)
Net increase/(decrease) in shares outstanding	50,913	(8,117)
Class C
Shares sold	7,287	40,869
Dividends reinvested	–	167
Shares redeemed	(21,340)	–
Net increase/(decrease) in shares outstanding	(14,053)	41,036
Class I
Shares sold	117,412	53,150
Dividends reinvested	1,042	10,582
Shares redeemed	(12,768)	(21,641)
Net increase in shares outstanding	105,686	42,091

44	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements

December 31, 2020 (Unaudited)

	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
Cullen Value Fund
Retail
Shares sold	24,004	46,171
Dividends reinvested	18,632	7,722
Shares redeemed	(2,963)	(3,758)
Net increase in shares outstanding	39,673	50,135
Class C
Shares sold	1,447	–
Dividends reinvested	1,619	2,015
Shares redeemed	(14,756)	(464)
Net increase/(decrease) in shares outstanding	(11,690)	1,551
Class I
Shares sold	36,012	127,113
Dividends reinvested	234,328	220,143
Shares redeemed	(148,984)	(1,145,456)
Net increase/(decrease) in shares outstanding	121,356	(798,200)
Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	95,899	538,348
Dividends reinvested	9,449	48,846
Shares redeemed	(300,811)	(965,370)
Net decrease in shares outstanding	(195,463)	(378,176)
Class C
Shares sold	–	20
Dividends reinvested	1,178	5,600
Shares redeemed	(17,992)	(40,853)
Net decrease in shares outstanding	(16,814)	(35,233)
Class I
Shares sold	2,908,605	7,384,309
Dividends reinvested	269,027	1,141,456
Shares redeemed	(7,372,099)	(14,365,058)
Net decrease in shares outstanding	(4,194,467)	(5,839,293)
Cullen Enhanced Equity Income Fund
Retail
Shares sold	18,698	101,021
Dividends reinvested	5,963	13,535
Shares redeemed	(41,422)	(123,256)
Net decrease in shares outstanding	(16,761)	(8,700)
Class C
Shares sold	71,861	77,872
Dividends reinvested	7,698	17,256
Shares redeemed	(118,852)	(127,468)
Net decrease in shares outstanding	(39,293)	(32,340)
Class I
Shares sold	734,967	1,995,609
Dividends reinvested	125,880	232,352
Shares redeemed	(510,627)	(2,224,620)
Net increase in shares outstanding	350,220	3,341

Semi-Annual Report | December 31, 2020	45

Cullen Funds Trust	Notes to Financial Statements

December 31, 2020 (Unaudited)

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2020 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Cullen International High Dividend Fund	$61,408,870	$45,741,828
Cullen High Dividend Equity Fund	399,925,907	572,043,184
Cullen Small Cap Value Fund	2,540,156	1,113,129
Cullen Value Fund	8,774,319	10,490,434
Cullen Emerging Markets High Dividend Fund	89,690,489	133,023,246
Cullen Enhanced Equity Income Fund	30,421,251	30,453,830

5. FEDERAL TAX INFORMATION

As of June 30, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Total
Cullen International High Dividend Fund	$368,563	$(44,469,054)	$22,316,375	$(21,784,116)
Cullen High Dividend Equity Fund	–	44,255,794	373,000,886	417,256,680
Cullen Small Cap Value Fund	–	(305,974)	95,045	(210,929)
Cullen Value Fund	146,143	3,098,109	6,499,625	9,743,877
Cullen Emerging Markets High Dividend Fund	–	(97,576,624)	26,441,180	(71,135,444)
Cullen Enhanced Equity Income Fund	–	(2,711,583)	(4,853,436)	(7,565,019)

As of December 31, 2020 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes*
Cullen International High Dividend Fund	$43,386,289	$(513,200)	$42,873,089	$131,462,093
Cullen High Dividend Equity Fund	414,727,313	(3,082,842)	411,644,471	610,300,409
Cullen Small Cap Value Fund	1,898,868	(131,882)	1,766,986	5,775,242
Cullen Value Fund	9,662,350	(117,166)	9,545,184	15,255,085
Cullen Emerging Markets High Dividend Fund	78,975,912	(2,444,010)	76,531,902	183,398,587
Cullen Enhanced Equity Income Fund	3,901,714	(1,595,806)	2,305,908	47,341,989

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale and passive foreign investment company adjustments for the Funds.

46	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements

December 31, 2020 (Unaudited)

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences arising primarily from the treatment of foreign currency, passive foreign investment companies, taxable overdistribution and the use of tax equalization, reclassification adjustments were made to increase (decrease) the amounts listed below:

Fund	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
Cullen International High Dividend Fund	$–	$–	$–
Cullen High Dividend Equity Fund	24,218,240	–	(24,218,240)
Cullen Small Cap Value Fund	(5,548)	–	5,548
Cullen Value Fund	–	–	–
Cullen Emerging Markets High Dividend Fund	(1)	–	1
Cullen Enhanced Equity Income Fund	(3,773)	–	3,773

At June 30, 2020, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

Fund	No Expiration Short-Term	No Expiration Long-Term	Total
Cullen International High Dividend Fund	$37,956,092	$4,144,990	$42,101,082
Cullen High Dividend Equity Fund	–	–	–
Cullen Small Cap Value Fund	–	–	–
Cullen Value Fund	–	–	–
Cullen Emerging Markets High Dividend Fund	59,716,927	13,676,796	73,393,723
Cullen Enhanced Equity Income Fund	–	–	–

Capital Losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made, any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carry forwards as described above.

The Cullen International High Dividend Fund, Cullen Small Cap Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Income Fund elected to treat post-October capital losses of $2,367,972, $305,974, $24,182,901 and $2,711,583, respectively, as having been incurred in the following fiscal year June 30, 2021.

The Cullen Emerging Markets High Dividend Fund elected to defer to the period ending June 30, 2021, late year ordinary losses in the amount of $1,087,931.

The tax composition of dividends paid during the year ended June 30, 2020 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
Cullen International High Dividend Fund	$4,918,379	$–	$–
Cullen High Dividend Equity Fund	34,678,075	63,245,661	–
Cullen Small Cap Value Fund	49,114	95,374	5,548
Cullen Value Fund	656,816	2,977,428	–
Cullen Emerging Markets High Dividend Fund	11,925,035	–	–
Cullen Enhanced Equity Income Fund	1,672,968	–	1,231,315

Semi-Annual Report | December 31, 2020	47

Cullen Funds Trust	Notes to Financial Statements

December 31, 2020 (Unaudited)

The tax composition of dividends paid during the year ended June 30, 2019 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain
Cullen International High Dividend Fund	$7,004,750	$–
Cullen High Dividend Equity Fund	37,882,218	167,604,277
Cullen Small Cap Value Fund	102,324	106,334
Cullen Value Fund	633,656	–
Cullen Emerging Markets High Dividend Fund	13,726,865	–
Cullen Enhanced Equity Income Fund	2,702,804	47,560

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management, LLC (the “Investment Advisor”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2021, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively; the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00% and 1.00% of the Retail Class, Class C, and Class I net assets, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively. For a period of three years after the year in which the Investment Advisor reimburses expenses, the Investment Advisor may seek reimbursement on a class-by-class basis from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement.

48	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements

December 31, 2020 (Unaudited)

As of December 31, 2020, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
Fund/Class	2021	2022	2023
Cullen International High Dividend Fund
Retail	$36,440	$23,838	$18,401
Class C	6,769	8,188	6,277
Class I	505,336	547,846	417,603
Class R1	–	6	7
Class R2	–	27	2
Total	$548,545	$579,905	$442,290
Cullen High Dividend Equity Fund
Retail	$817,204	$589,880	$508,920
Class C	244,321	182,163	156,076
Class I	4,778,420	4,434,785	3,886,846
Class R1	326	319	480
Class R2	5,196	3,882	3,332
Total	$5,845,467	$5,211,029	$4,555,654
Cullen Small Cap Value Fund
Retail	$31,934	$33,957	$19,199
Class C	3,710	4,740	4,374
Class I	230,527	302,130	250,340
Total	$266,171	$340,827	$273,913
Cullen Value Fund
Retail	$6,697	$9,085	$12,692
Class C	4,271	3,850	4,566
Class I	349,176	431,378	347,984
Total	$360,144	$444,313	$365,242
Cullen Emerging Markets High Dividend Fund
Retail	$46,120	$26,735	$31,944
Class C	7,770	3,864	4,422
Class I	997,088	644,374	718,933
Total	$1,050,978	$674,973	$755,299
Cullen Enhanced Equity Income Fund
Retail	$26,674	$20,624	$20,282
Class C	47,424	53,061	45,707
Class I	318,314	429,931	373,623
Total	$392,412	$503,616	$439,612

ALPS Fund Services, Inc. serves as the Funds’ administrator and fund accountant. Brown Brothers Harriman serves as the Funds’ custodian.

Semi-Annual Report | December 31, 2020	49

Cullen Funds Trust	Notes to Financial Statements

December 31, 2020 (Unaudited)

7. DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor, ALPS Distributors, Inc., compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

8. SHAREHOLDER SERVICES FEE

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan are reflected as shareholder services fees in the Statement of Operations.

9. FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

10. SIGNIFICANT SHAREHOLDERS

At December 31, 2020, the Cullen Small Cap Value Fund had two affiliated shareholders who held 41.84% and 8.13% of the Fund’s outstanding shares, the Cullen Value Fund had two affiliated shareholders who held 31.08% and 11.55% of the Fund’s outstanding shares, and the Cullen Enhanced Equity Income Fund had one affiliated shareholder who held 7.80% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the respective Funds.

50	www.cullenfunds.com

Cullen Funds Trust	Additional Information

December 31, 2020 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-PORT

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-PORT will also be available upon request by calling 1-877-485-8586.

Semi-Annual Report | December 31, 2020	51

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1900 16th Street, Suite 1600

Denver, CO 80202

LEGAL COUNSEL

Sidley Austin LLP

One South Dearborn Street

Chicago, IL 60603

ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

CUSTODIAN

Brown Brothers Harriman

50 Post Office Square

Boston, MA 02110

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc. is the Distributor for Cullen Funds.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 10, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 10, 2021

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	March 10, 2021